Stock Options Oustanding and Exercisable (Details)	3 Months Ended	15 Months Ended
	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
[custom:OutstandingOptionsNumber161To193-0] | shares	879,922	879,922
[custom:OutstandingOptionsAggregateIntrinsicValue161To193-0] | $	$ 0	$ 0
[custom:OutstandingOptionsWeightedAverageRemainingContractualTermYears161To193]		4 years 3 months 21 days
[custom:ExercisableOptionsNumber161To193-0] | shares	789,921	789,921
[custom:ExercisableOptionsWeightedAverageExercisePrice161To193-0]	$ 1.82	$ 1.82
[custom:ExercisableOptionsAggregateIntrinsicValue161To193-0] | $	$ 0	$ 0
[custom:ExercisableOptionsWeightedAverageRemainingContractualTermYears161To193]		3 years 8 months 19 days
[custom:OutstandingOptionsNumber239-0] | shares	3,369,643	3,369,643
[custom:OutstandingOptionsAggregateIntrinsicValue239-0] | $	$ 0	$ 0
[custom:OutstandingOptionsWeightedAverageRemainingContractualTermYears239]		5 years 10 months 17 days
[custom:ExercisableOptionsNumber239-0] | shares	3,369,643	3,369,643
[custom:ExercisableOptionsWeightedAverageExercisePrice239-0]	$ 2.39	$ 2.39
[custom:ExercisableOptionsAggregateIntrinsicValue239-0] | $	$ 0	$ 0
[custom:ExercisableOptionsWeightedAverageRemainingContractualTermYears239]		5 years 10 months 17 days
[custom:OutstandingOptionsNumber315To326-0] | shares	430,000	430,000
[custom:OutstandingOptionsAggregateIntrinsicValue315To326-0] | $	$ 0	$ 0
[custom:OutstandingOptionsWeightedAverageRemainingContractualTermYears315To326]		3 years 8 months 15 days
[custom:ExercisableOptionsNumber315To326-0] | shares	430,000	430,000
[custom:ExercisableOptionsWeightedAverageExercisePrice315To326-0]	$ 3.21	$ 3.21
[custom:ExercisableOptionsAggregateIntrinsicValue315To326-0] | $	$ 0	$ 0
[custom:ExercisableOptionsWeightedAverageRemainingContractualTermYears315To326]		3 years 8 months 15 days
Outstanding Options Number Total | shares	4,679,565	4,679,565
Outstanding Options Aggregate Intrinsic Value Total | $	$ 0	$ 0
Outstanding Options Weighted Average Remaining Contractual Term Years Total		5 years 4 months 20 days
Exercisable Options Number Total | shares	4,589,564	4,589,564
Exercisable Options Weighted Average Exercise Price Total	$ 2.37	$ 2.37
Exercisable Options Aggregate Intrinsic Value Total | $	$ 0	$ 0
Exercisable Options Weighted Average Remaining Contractual Term Years Total		5 years 3 months 21 days
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	46.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	5100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Range 161to 193 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 1.81	$ 1.81
Range 239 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	2.39	2.39
Range 315to 326 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	3.21	3.21
Range 161to 326 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	2.36	2.36
Minimum [Member] | Range 161to 193 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.61	1.61
Minimum [Member] | Range 315to 326 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	3.15	3.15
Minimum [Member] | Range 161to 326 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.61	1.61
Maximum [Member] | Range 161to 193 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	1.93	1.93
Maximum [Member] | Range 315to 326 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	3.26	3.26
Maximum [Member] | Range 161to 326 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Exercise Price	$ 3.26	$ 3.26